PROPERTY, PLANT AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant, and equipment consist of the following:

	May 31, 2026	August 31, 2025
Plant and machineries	$639,921	$603,972
Office equipment	72,008	67,750
Vehicles	90,733	85,127
Furniture and equipment	26,341	24,479
Renovation	135,455	127,086
	964,457	908,414
Less: Accumulated depreciation	(737,595)	(643,857)
Property, plant, and equipment, net	$226,862	$264,557

Depreciation expense for the nine months ended May 31, 2026, was $93,738. Depreciation expense for the nine months ended May 31, 2025, was $84,729.

NOTE 7 PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	August 31, 2025	August 31, 2024
Plant and machineries	$603,972	$601,405
Office equipment	67,750	61,143
Vehicles	85,127	83,239
Furniture and equipment	24,479	23,936
Renovation	127,086	121,700
	908,414	891,423
Less: Accumulated depreciation	(643,857)	(533,645)
Property, plant and equipment, net	$264,557	$357,778

Depreciation expense for the years ended August 31, 2025, was $110,212. Depreciation expense for the year ended August 31, 2024, was $251,878.